Average Annual Total Returns - Investor A, C and Institutional - BLACKROCK LARGE CAP FOCUS GROWTH FUND, INC.	Sep. 28, 2020
Russell1000GrowthIndex [Member]
Average Annual Return:
1 Year	36.39%
5 Years	14.63%
10 Years	15.22%	[1]
Investor A Shares
Average Annual Return:
1 Year	24.00%
5 Years	12.90%
10 Years	13.13%	[1]
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	22.28%
5 Years	11.88%
10 Years	11.57%	[1]
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	15.35%
5 Years	10.15%
10 Years	10.37%	[1]
Investor C Shares
Average Annual Return:
1 Year	28.76%
5 Years	13.29%
10 Years	12.91%	[1]
Institutional Shares
Average Annual Return:
1 Year	31.14%
5 Years	14.43%
10 Years	14.14%	[1]

[1]	A portion of the Fund’s total return was attributable to proceeds received from a settlement of litigation or a payment from an affiliate to compensate for foregone securities lending revenue.